CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
REVENUES	$ 3,569	$ 3,875	$ 3,683
COST OF REVENUES	2,793	3,053	3,323
GROSS PROFIT (LOSS)	776	822	360
OPERATING EXPENSES:
General and administrative expenses	2,754	2,189	2,744
Impairment (reversal) loss of loan and interest receivable	(49)	(973)	1,386
Impairment (reversal) loss of other receivables, prepayments and deposits	(127)	3	93
Impairment loss of intangible assets	0	0	202
Impairment loss of property, plant and equipment		139
Impairment loss of goodwill			4,740
Total operating expenses	2,578	1,358	9,165
OPERATING LOSS	(1,802)	(536)	(8,805)
OTHER INCOME (EXPENSES):
Interest income	14	2
Interest expense	(62)	(59)	(103)
Other income (expense), net	(9)	191	122
Gain on change in fair value of warrant derivative liability			247
Total other income (expenses), net	(57)	134	266
LOSS BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTERESTS	(1,859)	(402)	(8,539)
INCOME TAX BENEFIT	140	56	126
NET LOSS	(1,719)	(346)	(8,413)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment		(5)	13
COMPREHENSIVE LOSS	$ (1,719)	$ (351)	$ (8,400)
LOSS PER SHARE:
Basic	$ (0.02)	$ (0.01)	$ (0.08)
Diluted	$ (0.02)	$ (0.01)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic	101,597,998	101,597,998	101,563,623
Diluted	101,597,998	101,597,998	101,563,623